Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

December 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 93.1%
New York – 80.8%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2025	$855	$867,087
5.00%, 12/15/2026	855	877,384
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035	2,220	2,037,952
3.00%, 04/01/2036	2,000	1,816,752
3.00%, 04/01/2037	1,500	1,346,376
4.00%, 04/01/2034	725	732,783
4.00%, 04/01/2038	2,900	2,889,070
4.00%, 04/01/2040	1,500	1,480,893
5.00%, 04/01/2032	2,000	2,134,399
5.00%, 04/01/2033	1,000	1,064,430
Build NYC Resource Corp. Series 2024 4.00%, 09/01/2040	1,060	1,025,706
4.00%, 09/01/2041	1,725	1,665,080
4.00%, 09/01/2042	1,175	1,125,337
5.00%, 09/01/2038	1,485	1,586,668
5.00%, 09/01/2039	1,125	1,198,557
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	775	811,445
5.75%, 06/01/2042(a)	2,250	2,385,926
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	557,783
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	735,965
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2025(b) (c)	1,750	1,067,500
5.25%, 11/01/2029(b) (c)	2,100	1,281,000
City of New York NY Series 2016-C 5.00%, 08/01/2028	11,165	11,373,087
Series 2017 5.00%, 08/01/2025	5,000	5,054,615
Series 2017-1 5.00%, 08/01/2025	2,450	2,476,761
Series 2017-C 5.00%, 08/01/2025	1,085	1,096,851
Series 2018-A 5.00%, 08/01/2026	7,690	7,928,017

	Principal Amount (000)	U.S. $ Value

Series 2018-D 5.00%, 12/01/2038	$9,665	$10,150,249
Series 2019-E 5.00%, 08/01/2025	1,700	1,718,569
Series 2020-C 4.00%, 08/01/2037	3,445	3,506,807
4.00%, 08/01/2039	1,450	1,459,319
5.00%, 08/01/2026	3,000	3,092,854
Series 2021 1.216%, 08/01/2026	5,360	5,101,602
1.396%, 08/01/2027	4,950	4,577,469
1.623%, 08/01/2028	3,255	2,937,764
Series 2021-F 4.00%, 03/01/2040	1,000	1,001,036
Series 2022-B 5.00%, 08/01/2025	8,000	8,087,384
Series 2023 5.00%, 08/01/2036	2,500	2,797,903
5.00%, 08/01/2040	1,000	1,099,425
5.00%, 08/01/2043	5,000	5,419,214
Series 2024-C 4.61%, 09/01/2037	2,000	1,896,373
5.00%, 09/01/2043	4,000	4,370,378
5.00%, 09/01/2044	1,000	1,087,318
Series 2024-D 5.00%, 04/01/2043	2,000	2,178,513
Series 2024-I 5.00%, 04/01/2034	7,000	7,984,294
AGM Series 2024-A 5.00%, 08/01/2026	4,985	5,154,930
AGM Series 2024-C 5.00%, 10/01/2026	5,310	5,496,897
City of New York NY (Pre-refunded - US Treasuries) Series 2021 1.216%, 08/01/2026	640	609,195
1.623%, 08/01/2028	745	674,401
City of Yonkers NY AGM Series 2024-A 5.00%, 02/15/2037	1,100	1,229,252
5.00%, 02/15/2040	1,000	1,099,949
5.00%, 02/15/2041	2,120	2,318,085
County of Erie NY Series 2024 5.00%, 09/15/2044	3,750	4,119,691
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	2,220	2,305,543
Series 2024-A 5.00%, 04/01/2040	5,705	6,385,090
5.00%, 04/01/2041	7,855	8,746,492
5.00%, 04/01/2043	9,280	10,221,828
County of Suffolk NY Series 2022 5.00%, 09/01/2029	1,770	1,935,026
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,471,375
Series 2020-B 5.918%, 07/01/2039	4,560	4,459,498

	Principal Amount (000)	U.S. $ Value

Empire State Development Corp. (Pre-refunded - US Govt Agencies) Series 2016-A 5.00%, 03/15/2028	$5,010	$5,136,487
Empire State Development Corp. (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 03/15/2027	7,000	7,100,971
Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-E 5.00%, 03/15/2026	10,000	10,246,721
Series 2022 5.00%, 09/15/2029	6,830	7,468,710
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042	4,000	4,121,667
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031	17,060	17,677,004
5.00%, 02/15/2032	5,590	5,782,283
Long Island Power Authority Series 2024-A 5.00%, 09/01/2044	10,000	10,918,340
5.00%, 09/01/2049	3,900	4,189,033
Metropolitan Transportation Authority Series 2010 6.814%, 11/15/2040	2,450	2,628,793
Series 2016-D 5.00%, 11/15/2027	1,210	1,242,849
Series 2017 5.00%, 11/15/2027	5,050	5,303,506
5.00%, 11/15/2028	4,020	4,284,546
Series 2017-C 5.00%, 11/15/2025	1,000	1,015,239
5.00%, 11/15/2027	9,140	9,598,821
5.00%, 11/15/2028	7,400	7,832,164
5.00%, 11/15/2029	1,790	1,879,543
5.00%, 11/15/2031	29,930	31,327,620
Series 2021 3.418% (SOFR + 0.43%), 11/01/2026(d)	735	733,272
AGM Series 2021 3.788% (SOFR + 0.80%), 11/01/2032(d)	3,715	3,714,522
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,130,214
Series 2022-A 4.00%, 11/15/2038	3,000	3,026,238
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	255,474
5.625%, 07/01/2042(a)	2,000	2,032,366

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	$2,445	$2,489,414
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2028	1,210	1,273,696
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	1,820	1,733,306
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,305,023
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	743,995
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031	550	558,454
4.375%, 12/15/2031	835	845,162
5.25%, 12/15/2031	2,620	2,677,448
New York City Municipal Water Finance Authority Series 2015 5.00%, 06/15/2037	5,000	5,032,740
Series 2015-F 5.00%, 06/15/2028	3,125	3,152,362
Series 2015-G 5.00%, 06/15/2028	11,465	11,565,388
Series 2021 5.00%, 06/15/2027	10,000	10,187,992
Series 2021-B 4.00%, 06/15/2039	2,000	2,022,395
Series 2023 5.00%, 06/15/2035	13,345	15,263,276
New York City Municipal Water Finance Authority (Pre-refunded - US Treasuries) Series 2015-G 5.00%, 06/15/2027	3,000	3,027,444
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2043	5,000	5,655,063
Series 2024 5.01%, 05/01/2034	2,000	1,972,163
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2016-S 5.00%, 07/15/2034	2,000	2,029,820
Series 2018-S 5.00%, 07/15/2031	2,065	2,187,370
5.00%, 07/15/2032	16,090	17,016,917

	Principal Amount (000)	U.S. $ Value

Series 2021-S 4.00%, 07/15/2040	$2,500	$2,518,713
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015-C 5.00%, 11/01/2026	20,000	20,122,828
Series 2016-B 5.00%, 08/01/2031	2,200	2,255,379
Series 2017-F 5.00%, 05/01/2032	1,220	1,269,643
Series 2020 5.00%, 11/01/2027	2,580	2,725,132
Series 2020-D 4.00%, 11/01/2042	5,000	4,954,941
Series 2021-E 4.00%, 02/01/2038	3,750	3,800,097
4.00%, 02/01/2040	12,575	12,590,021
Series 2022 5.00%, 11/01/2026	4,000	4,138,634
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,001,655
7.25%, 11/15/2044(a)	3,260	3,263,754
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,714,154
2.625%, 09/15/2069	22,240	20,703,276
2.80%, 09/15/2069	6,470	5,966,446
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	16,473,646
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.25%, 11/15/2040	1,000	1,156,170
5.25%, 11/15/2041	1,000	1,149,534
New York State Dormitory Authority Series 2017-B 5.00%, 02/15/2025	10,000	10,021,828
Series 2018-E 5.00%, 03/15/2025	5,000	5,018,272
Series 2019-A 5.00%, 03/15/2026	4,500	4,611,024
Series 2024 5.00%, 10/01/2035	1,300	1,403,406
5.00%, 10/01/2036	1,700	1,828,302
5.00%, 10/01/2037	1,800	1,927,492
5.25%, 11/01/2041	2,150	2,314,490
5.25%, 11/01/2043	1,500	1,601,748
5.50%, 11/01/2044	2,000	2,174,785
Series 2024-A 5.00%, 07/01/2030	1,600	1,771,086
5.00%, 07/01/2034	1,700	1,956,875
5.25%, 05/01/2039	1,050	1,148,204

	Principal Amount (000)	U.S. $ Value

5.25%, 05/01/2042	$1,325	$1,433,020
5.25%, 05/01/2044	1,050	1,127,521
5.50%, 05/01/2049	1,500	1,618,163
Series 2025 5.00%, 05/01/2029(e)	10,635	11,398,284
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	988,487
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2026(a)	1,500	1,503,686
5.00%, 12/01/2034(a)	2,500	2,442,891
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,767,688
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2026	620	634,059
5.00%, 07/01/2027	325	335,799
5.00%, 07/01/2029	500	527,495
5.00%, 07/01/2030	300	318,996
5.00%, 07/01/2031	320	342,718
5.00%, 07/01/2032	280	301,437
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,820,402
5.00%, 08/01/2038	5,000	5,624,100
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2022-C 5.00%, 10/01/2025	1,000	1,015,338
AGM Series 2020 5.00%, 10/01/2026	3,045	3,153,404
5.00%, 10/01/2029	2,130	2,265,600
AGM Series 2023 5.00%, 10/01/2025	4,695	4,763,515
BAM Series 2022 5.00%, 10/01/2025	3,975	4,033,304
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,077,437
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,221,001
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,447,187
4.00%, 05/01/2040	6,000	5,819,234

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Pace University) Series 2024-A 5.50%, 05/01/2056	$875	$939,249
New York State Dormitory Authority (Pre-refunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026	5,500	5,296,221
New York State Dormitory Authority (Pre-refunded - US Treasuries) Series 2017 5.00%, 02/15/2025	2,775	2,780,720
Series 2022-A 5.00%, 03/15/2025	10,750	10,790,388
AGM Series 2020 5.00%, 10/01/2026	5	5,173
5.00%, 10/01/2029	5	5,356
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,029,317
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2031	1,400	1,448,234
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	2,430	2,431,494
Series 2017-B 5.00%, 02/15/2037	5,520	5,733,123
Series 2021-A 4.00%, 03/15/2039	1,000	1,007,960
Series 2021-E 4.00%, 03/15/2037	4,645	4,745,337
Series 2022-A 4.00%, 03/15/2039	2,000	2,018,165
Series 2024-A 5.00%, 03/15/2044	3,000	3,253,946
New York State Dormitory Authority (State of New York Sales Tax Revenue) Series 2023-A 4.00%, 03/15/2043	4,350	4,244,793
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	1,000	1,012,939
5.00%, 07/01/2039	1,500	1,502,197
5.00%, 07/01/2042	1,630	1,602,980
New York State Energy Research & Development Authority (Rochester Gas and Electric Corp.) Series 2018 3.00%, 08/01/2032	5,000	4,990,235
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	467,710

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 06/15/2025	$3,000	$3,028,881
Series 2023 5.125%, 09/01/2050(a)	1,800	1,871,682
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2042	5,750	5,708,668
New York State Thruway Authority (Pre-refunded - US Govt Agencies) Series 2014-K 5.00%, 01/01/2026	1,310	1,310,000
5.00%, 01/01/2028	3,150	3,150,000
5.00%, 01/01/2031	12,670	12,670,000
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	7,968,345
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	730	731,231
Series 2021 2.25%, 08/01/2026	830	806,964
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,176,018
5.00%, 01/01/2032	2,355	2,416,476
5.00%, 01/01/2036	2,000	2,040,307
Series 2023 5.625%, 04/01/2040	4,165	4,424,279
6.00%, 04/01/2035	1,500	1,670,319
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co., LLC) Series 2023 6.971%, 06/30/2051	2,000	1,972,565
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034	500	482,796
4.00%, 10/31/2041	2,075	1,894,050
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027	2,210	2,287,204
5.00%, 12/01/2030	1,010	1,064,632
5.00%, 12/01/2031	400	419,867
5.00%, 12/01/2032	1,035	1,084,150
5.00%, 12/01/2035	1,000	1,038,478
5.00%, 12/01/2036	1,050	1,087,795
Series 2022 5.00%, 12/01/2027	2,115	2,188,885
5.00%, 12/01/2031	2,035	2,157,227
5.00%, 12/01/2039	4,580	4,771,026
5.00%, 12/01/2040	3,310	3,434,652
5.00%, 12/01/2042	2,860	2,942,777

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.25%, 06/30/2043	$8,500	$8,980,809
5.25%, 06/30/2044	10,895	11,477,663
AGM Series 2023 5.50%, 06/30/2043	2,250	2,415,650
5.50%, 06/30/2044	2,500	2,677,797
AGM Series 2024 4.25%, 06/30/2042	10,000	9,699,920
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,534,944
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	936,595
Niagara Falls City School District Series 2016 5.00%, 06/15/2025	3,660	3,693,727
Onondaga Civic Development Corp. (Crouse Health Hospital Inc Obligated Group) Series 2024 5.00%, 08/01/2033	825	852,882
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	294,648
4.00%, 07/01/2036	350	339,631
4.00%, 07/01/2039	450	421,375
Port Authority of New York & New Jersey Series 2015 5.00%, 10/15/2026	8,405	8,497,480
Series 2017 5.00%, 10/15/2028	6,925	7,111,892
Series 2018-2 5.00%, 09/15/2025	3,040	3,067,817
5.00%, 09/15/2026	1,000	1,023,412
5.00%, 09/15/2027	1,000	1,039,724
5.00%, 09/15/2028	8,000	8,300,442
5.00%, 09/15/2033	5,335	5,487,504
Series 2019 5.00%, 11/01/2039	9,000	9,327,341
Series 2020-2 5.00%, 07/15/2033	3,000	3,199,972
5.00%, 07/15/2034	4,860	5,166,976
5.00%, 07/15/2035	5,095	5,380,659
State of New York Series 2015-A 5.00%, 03/15/2028	3,895	3,911,132
Series 2023-A 5.00%, 03/15/2025	1,000	1,004,262
5.00%, 03/15/2026	1,395	1,432,592
5.00%, 03/15/2031	5,600	6,329,836
5.00%, 03/15/2032	1,815	2,080,286
5.00%, 03/15/2033	1,750	2,030,064

	Principal Amount (000)	U.S. $ Value

5.00%, 03/15/2036	$1,500	$1,714,162
5.00%, 03/15/2038	1,500	1,699,470
5.00%, 03/15/2039	2,000	2,249,944
5.00%, 03/15/2040	2,250	2,519,288
Series 2023-C 5.00%, 03/15/2037	1,670	1,900,758
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029	500	513,413
5.00%, 12/01/2034	1,000	1,036,877
Suffolk Regional Off-Track Betting Co. Series 2024 5.75%, 12/01/2044	4,300	4,442,111
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2035	2,300	2,304,819
4.00%, 06/01/2036	2,425	2,417,040
4.00%, 06/01/2037	1,170	1,159,507
4.00%, 06/01/2050	2,140	2,044,140
5.00%, 06/01/2034	2,275	2,418,303
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025	2,535	2,578,440
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,421,451
Series 2021-A 2.511%, 05/15/2035	10,000	7,971,227
Series 2021-C 5.00%, 05/15/2039	5,000	5,460,513
Series 2022 4.04% (SOFR + 1.05%), 04/01/2026(d)	7,500	7,490,506
5.00%, 05/15/2041	1,750	1,901,873
Series 2023 5.25%, 11/15/2042	10,420	11,623,239
Series 2024 5.00%, 11/15/2033	3,000	3,462,508
Series 2024-B 5.00%, 03/15/2027	5,000	5,228,183
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,150,371
5.00%, 09/01/2031	2,570	2,778,262
5.00%, 09/01/2032	7,890	8,539,688
5.00%, 09/01/2033	2,365	2,556,079
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	7,175	7,431,587
Series 2020 4.00%, 12/01/2033	1,160	1,199,773
5.00%, 12/01/2031	1,800	1,978,628
5.00%, 12/01/2032	2,000	2,194,993

	Principal Amount (000)	U.S. $ Value

Utility Debt Securitization Authority Series 2015 5.00%, 12/15/2033	$2,000	$2,025,163
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	400	408,883
5.00%, 01/01/2032	520	552,197
5.00%, 01/01/2037	530	559,175
5.00%, 01/01/2041	720	746,086

		1,042,759,759

Alabama – 0.4%
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	5,000	5,280,324

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	875	909,580

California – 0.1%
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	1,215	1,286,657

Colorado – 0.4%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	3,000	3,201,874
5.00%, 08/01/2031	2,000	2,123,971
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	164,698

		5,490,543

Connecticut – 1.9%
State of Connecticut Series 2018-B 5.00%, 04/15/2025	14,565	14,645,942
Series 2018-C 5.00%, 06/15/2027	4,715	4,948,873
Series 2018-F 5.00%, 09/15/2027	4,025	4,243,564

		23,838,379

Florida – 0.0%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	100	79,647
Zero Coupon, 10/01/2032	100	72,887
Zero Coupon, 10/01/2033	100	69,714

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 10/01/2034	$110	$73,233

		295,481

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031	905	951,904
5.00%, 01/01/2032	565	593,632
5.00%, 01/01/2035	1,185	1,223,886

		2,769,422

Guam – 2.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	1,430	1,325,555
Series 2023 5.125%, 10/01/2034	250	263,037
5.25%, 10/01/2031	1,025	1,087,595
5.25%, 10/01/2035	265	280,468
5.375%, 10/01/2033	525	556,535
Series 2024-A 5.00%, 10/01/2028	325	335,692
5.00%, 10/01/2030	855	892,139
5.00%, 10/01/2032	1,875	1,961,885
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028	1,250	1,293,595
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,157,398
Guam Power Authority Series 2017-A 5.00%, 10/01/2025	2,980	3,011,454
5.00%, 10/01/2026	1,225	1,258,170
5.00%, 10/01/2027	1,230	1,281,983
Territory of Guam Series 2019 5.00%, 11/15/2031	200	202,773
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,177,661
5.00%, 12/01/2029	770	786,270
5.00%, 12/01/2030	1,000	1,020,742
5.00%, 12/01/2032	925	942,763
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	3,580	3,613,395
Series 2015-D 5.00%, 11/15/2025	1,555	1,570,328
Series 2021-F 5.00%, 01/01/2030	1,250	1,314,561

		25,333,999

	Principal Amount (000)	U.S. $ Value

Illinois – 0.2%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	$145	$146,146
5.00%, 09/01/2029	225	227,521
5.00%, 09/01/2032	365	365,921
5.00%, 09/01/2033	200	199,750
5.00%, 09/01/2034	100	99,412
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2028	2,000	2,084,030

		3,122,780

Indiana – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(b) (c)	32	3

Kentucky – 0.1%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	350	353,673
5.00%, 02/01/2027	375	383,972
5.00%, 02/01/2030	210	220,465
5.00%, 02/01/2031	275	283,808
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2035	555	584,260

		1,826,178

Michigan – 1.3%
City of Detroit MI Series 2018 5.00%, 04/01/2029	250	260,842
5.00%, 04/01/2032	1,005	1,042,137
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	8,900,331
5.00%, 12/31/2030	4,000	4,138,173
5.00%, 06/30/2032	1,690	1,746,812

		16,088,295

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	120	120,205
5.75%, 03/01/2027	275	283,536

		403,741

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,420,185

	Principal Amount (000)	U.S. $ Value

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$365	$355,497

New Jersey – 2.1%
New Jersey Transportation Trust Fund Authority Series 2019-B 5.00%, 06/15/2030	1,500	1,598,869
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,112,308
Series 2018-A 5.00%, 06/15/2028	11,680	11,924,462
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,572,006
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 5.00%, 06/15/2042	4,805	5,258,353

		27,465,998

Puerto Rico – 1.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	2,420	1,637,071
5.625%, 07/01/2027	3,150	3,264,497
5.625%, 07/01/2029	760	809,578
Series 2022-C Zero Coupon, 11/01/2043	829	507,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	3,490	3,633,192
5.00%, 07/01/2035(a)	2,310	2,380,397
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,388,884
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2024 6.25%, 01/01/2040	1,000	1,166,742
6.50%, 01/01/2041	1,250	1,480,660

		16,268,521

South Carolina – 0.4%
South Carolina Public Service Authority Series 2020-A 5.00%, 12/01/2043	1,500	1,571,555
Series 2021-B 4.00%, 12/01/2038	2,125	2,099,912

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2040	$1,000	$1,067,313

		4,738,780

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	1,500	1,592,978

Texas – 0.3%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,788,611
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,127,880

		3,916,491

Washington – 0.3%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	2,165	2,297,854
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	946	873,745
Series 2021-1, Class X 0.726%, 12/20/2035(f)	947	38,815

		3,210,414

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	995	999,425
5.00%, 10/01/2026(a)	1,050	1,060,257
5.00%, 10/01/2027(a)	1,090	1,108,411
5.00%, 10/01/2028(a)	900	919,086
5.00%, 10/01/2029(a)	275	282,243

		4,369,422

Total Long-Term Municipal Bonds (cost $1,226,608,084)		1,201,743,427

Short-Term Municipal Notes – 6.4%
New York – 6.4%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 3.55%, 04/01/2045(g)	1,680	1,680,000
City of New York NY Series 2008-L 3.80%, 04/01/2038(g)	1,275	1,275,000

	Principal Amount (000)	U.S. $ Value

Series 2016 3.57%, 08/01/2044(g)	$8,995	$8,995,000
Series 2022-A 3.80%, 09/01/2049(g)	3,900	3,900,000
Series 2024-A 5.00%, 08/01/2025	5,000	5,054,615
City of Rochester NY Series 2024-I 5.00%, 07/31/2025	5,000	5,050,770
Dutchess County Industrial Development Agency (Marist College) Series 2008 3.55%, 07/01/2038(g)	1,105	1,105,000
Metropolitan Transportation Authority Series 2015 3.57%, 11/01/2026(g)	230	230,000
New York City Health and Hospitals Corp. Series 2008-D 3.55%, 02/15/2026(g)	495	495,000
New York City Housing Development Corp. Series 2008 3.57%, 04/15/2035(g)	1,700	1,700,000
Series 2012-A 3.55%, 09/01/2049(g)	1,000	1,000,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 3.73%, 10/15/2041(g)	250	250,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 3.05%, 11/01/2048(g)	3,400	3,400,000
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-B 5.113%, 03/15/2025	2,800	2,803,861
New York State Housing Finance Agency Series 2006 3.10%, 11/15/2036(g)	7,800	7,800,000
Series 2009 3.60%, 05/15/2039(g)	400	400,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 3.60%, 05/01/2044(g)	5,790	5,790,000
New York State Housing Finance Agency (DD 11th Avenue LLC) Series 2009 3.10%, 05/15/2041(g)	1,075	1,075,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 3.57%, 05/01/2035(g)	3,573	3,573,000

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2024-P 5.00%, 01/01/2025	$3,500	$3,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund Series 2017 4.07%, 05/01/2047(a) (g)	3,500	3,500,000
Town of Oyster Bay NY Series 2024 4.00%, 08/21/2025	3,000	3,016,152
Triborough Bridge & Tunnel Authority Series 2022-B 3.80%, 01/01/2033(g)	4,495	4,495,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 3.50%, 07/01/2032(g)	7,175	7,175,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.05%, 02/01/2034(g)	5,465	5,465,000

Total Short-Term Municipal Notes (cost $82,732,307)		82,728,398

Total Municipal Obligations (cost $1,309,340,391)		1,284,471,825

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $2,448,088)	2,377	2,221,752

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $978,361)	978	994,161

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.683% (CME Term SOFR + 4.11%), 05/25/2025(d)	59	59,537
Series 2016-C01, Class 1M2 11.433% (CME Term SOFR + 6.86%), 08/25/2028(d)	102	107,436

	Principal Amount (000)	U.S. $ Value

Series 2016-C02, Class 1M2 10.683% (CME Term SOFR + 6.11%), 09/25/2028(d)	$17	$18,000

Total Collateralized Mortgage Obligations (cost $181,405)		184,973

Total Investments – 99.8% (cost $1,312,948,245)(i)		1,287,872,711
Other assets less liabilities – 0.2%		3,013,162

Net Assets – 100.0%		$1,290,885,873

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,120	10/15/2028	CPI#	2.565%	Maturity	$119,691	$—	$119,691
USD	21,500	10/15/2029	2.485%	CPI#	Maturity	(52,808)	—	(52,808)
USD	17,177	10/15/2029	2.516%	CPI#	Maturity	(66,436)	—	(66,436)
USD	17,162	10/15/2029	2.499%	CPI#	Maturity	(53,090)	—	(53,090)
USD	17,161	10/15/2029	2.451%	CPI#	Maturity	(15,812)	—	(15,812)
USD	26,380	10/15/2030	CPI#	2.531%	Maturity	143,593	—	143,593

						$75,138	$—	$75,138

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,383,575)	$—	$(1,383,575)
USD	17,500	10/15/2029	1 Day SOFR	3.785%	Annual	(219,453)	—	(219,453)
USD	8,800	07/31/2031	1 Day SOFR	3.972%	Annual	(77,888)	—	(77,888)
USD	8,250	09/15/2031	1 Day SOFR	3.255%	Annual	(421,436)	291	(421,727)
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	384,882	994	383,888
USD	3,250	06/15/2034	3.851%	1 Day SOFR	Annual	76,027	975	75,052
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	611,093	—	611,093
USD	8,900	08/15/2034	3.264%	1 Day SOFR	Annual	612,883	260	612,623
USD	6,400	08/15/2034	3.304%	1 Day SOFR	Annual	429,112	—	429,112

						$11,645	$2,520	$9,125

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	$1,537,251	$—	$1,537,251

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $39,178,125 or 3.0% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(e)	When-Issued or delayed delivery security.
(f)	IO - Interest Only.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(i)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,703,617 and gross unrealized depreciation of investments was $(34,157,637), resulting in net unrealized depreciation of $(23,454,020).

As of December 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.1% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CME – Chicago Mercantile Exchange

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,201,743,427	$—	$1,201,743,427
Short-Term Municipal Notes	—	82,728,398	—	82,728,398
Governments - Treasuries	—	2,221,752	—	2,221,752
Asset-Backed Securities	—	994,161	—	994,161
Collateralized Mortgage Obligations	—	184,973	—	184,973

Total Investments in Securities	—	1,287,872,711	—	1,287,872,711
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	263,284	—	263,284
Centrally Cleared Interest Rate Swaps	—	2,113,997	—	2,113,997
Interest Rate Swaps	—	1,537,251	—	1,537,251
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(188,146)	—	(188,146)
Centrally Cleared Interest Rate Swaps	—	(2,102,352)	—	(2,102,352)

Total	$—	$1,289,496,745	$—	$1,289,496,745

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.